Share Capital (Details) - Schedule of Continuity RSUs - Restricted stock units [Member]	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares
Share Capital (Details) - Schedule of Continuity RSUs [Line Items]
Number of shares, Balance	1,477,216	794,900
Weighted average exercise price, Balance	$ 4.11	$ 5.48
Number of shares, Granted	967,000	1,299,000
Weighted average exercise price, Granted	$ 3.48	$ 3.8
Number of shares, Forfeited	(222,801)	(274,451)
Weighted average exercise price, Forfeited	$ 4.01	$ 5.25
Number of shares, Distributed	(324,255)	(342,233)
Weighted average exercise price, Distributed	$ 4.2	$ 5.21
Number of shares, Balance	1,897,160	1,477,216
Weighted average exercise price, Balance	$ 3.79	$ 4.11